Submission	Nov. 02, 2026
Submission [Line Items]
Central Index Key	0000107263
Registrant Name	WILLIAMS COMPANIES, INC.
Registration File Number	333-299764
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES